TAXATION (Details Textual) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Sep. 13, 2013	Dec. 31, 2013 Domestic Tax Authority [Member]	Dec. 31, 2013 State and Local Jurisdiction [Member]
Minimum Stock Ownership Percentage For Tax Exemption2	50.00%
Minimum Stock Ownership Percentage For Tax Exemption	50.00%
Operating Loss Carryforwards	$ 707
Deferred Tax Assets, Net, Total	$ 0	$ 2,821
Operating Loss Carryforwards Expiration Year			2033	2028